Accounting policies (Details) - USD LIBOR - Later than two years $ in Millions	Jun. 30, 2021 USD ($)
Lending contracts
Reform for new reference rates
Nominal amounts	$ 1,893
Derivatives
Reform for new reference rates
Nominal amounts	$ 17,829